Share-based payments - Performance shares (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments multiplier ShareBasedCompensationPlan	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments
Share-based payment
Performance period	3 years	3 years
Performance Shares
Share-based payment
Number of performance share plans | ShareBasedCompensationPlan	4
The factor of the maximum amount at target | multiplier	2
Shares outstanding at target	79,827,008	99,472,193	91,225,523	83,143,531
Performance Share Plan 2017
Share-based payment
Confirmed payout as a percentage of target	57.00%
Performance Share Plan 2018
Share-based payment
Shares outstanding at target	26,267,664
Confirmed payout as a percentage of target	53.00%
Performance Share Plan 2019
Share-based payment
Minimum percentage of the number of shares granted at target to be settled following the restriction period	25.00%
Performance period	3 years
Shares outstanding at target	35,973,694
Performance Share Plan 2020
Share-based payment
Shares outstanding at target	17,585,650